Personnel Expense - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Defined contribution plans	€ 66	€ 35	€ 0
Employee health insurance and workers compensation insurance costs	170	75	0
Employment taxes	191	88	0
Other miscellaneous expenses	€ 0	€ 66	€ 0